Capital Management and Solvency - Summary of Capital Ratios of Aegon's Operating Units (Detail)		Dec. 31, 2024	Dec. 31, 2023
United States [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Risk based capital ratio	[1]	443.00%	432.00%
United Kingdom [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Equitable solvency two ratio	[1]	186.00%	187.00%

[1]	The capital ratios are estimates and are not final until filed with the respective supervisory authority.